First Trust Mega Cap AlphaDEX Fund
Summary Information
Investment Objective

The First Trust Mega Cap AlphaDEX® Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX® Mega Cap Index (the "Index").

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	First Trust Mega Cap AlphaDEX Fund First Trust Mega Cap AlphaDEX Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Mega Cap AlphaDEX Fund First Trust Mega Cap AlphaDEX Fund
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.70%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before December 31, 2018.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Mega Cap AlphaDEX Fund | First Trust Mega Cap AlphaDEX Fund | USD ($)	72	278	501	1,144

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select mega cap stocks from the NASDAQ US 500 Large Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX® selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

1.The selection universe for the Index begins with all stocks in the Base Index.

2.The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.

3.The remaining stocks are then ranked by market capitalization. The top 100 largest stocks by market capitalization, which the Index Provider defines as "mega cap," are eligible for the portfolio.

4.The remaining stocks in the universe are then ranked on both growth and value factors. A stock's selection score is the better of the growth or value rank.

5.The top 50 stocks based on the selection score determined in step 4 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index, subject to sector constraints.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of July 31, 2017, the Fund had significant investments in the health care sector and the information technology sector. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of October 31, 2017, the market capitalization range of securities in the Index was $52.1 billion to $873.1 billion.

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in kind or, in certain circumstances, for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

HEALTH CARE COMPANIES RISK. Health care companies are involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services. These companies are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities held by the Fund will stay within the given market capitalization range. As a result, the Fund may be exposed to additional risk or investors may not be given the opportunity to invest fully in a certain market capitalization range.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on Nasdaq in the event the Fund's assets are small or the Fund does not have enough shareholders.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Annual Total Return

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized securities market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

On April 8, 2016, the Fund's underlying index changed from the Defined Mega Cap Index to the Nasdaq AlphaDEX® Mega Cap Index. Therefore, the Fund's performance and total returns shown below are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Mega Cap Index.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

First Trust Mega Cap AlphaDEX® Fund Calendar Year Total Returns as of 12/31 (1)

(1)The Fund's calendar year-to-date total return based on net asset value for the period 12/31/16 to 09/30/17 was 14.43%.

During the periods shown in the chart above:

Best Quarter		Worst Quarter
10.74%	March 31, 2012	-8.54%	June 30, 2012

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns for the Periods Ended December 31, 2016
Average Annual Total Returns - First Trust Mega Cap AlphaDEX Fund		1 Year	5 Years	Since Inception	Inception Date
First Trust Mega Cap AlphaDEX Fund		8.21%	10.94%	7.91%	May 11, 2011
First Trust Mega Cap AlphaDEX Fund | After tax on distributions		7.47%	10.30%	7.32%
First Trust Mega Cap AlphaDEX Fund | After tax on distributions and sale of fund shares		4.63%	8.38%	5.95%
Defined Mega Cap Index (reflects no deduction for fees, expenses or taxes)	[1]	9.77%	11.98%	8.91%
Nasdaq AlphaDEX® Mega Cap Index, (reflects no deduction for fees, expenses or taxes)	[1],[2]
Nasdaq US 500 Large Cap Index (reflects no deduction for fees, expenses or taxes)	[2]
S&P 100® Index (reflects no deduction for fees, expenses or taxes)		11.37%	14.29%	11.99%
[1]	On April 8, 2016, the Fund's underlying index changed from the Defined Mega Cap Index to the Nasdaq AlphaDEX® Mega Cap Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Mega Cap Index.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.